Defendant Asbestos and Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Liability for Asbestos and Environmental Claims [Abstract]
Schedule Of Liability For Asbestos And Liability Claims

	2020	2019
Defendant asbestos and environmental liabilities:
Defendant asbestos liabilities	$913,276	$1,100,593
Defendant environmental liabilities	12,572	10,279
Estimated future expenses	42,510	51,637
Fair value adjustments	(262,029)	(314,824)
Defendant asbestos and environmental liabilities	706,329	847,685

Insurance balances recoverable:
Insurance recoveries related to defendant asbestos liabilities (net of allowance: 2020 - $4,824; 2019 - $3,818)	310,602	549,593
Fair value adjustments	(60,950)	(100,738)
Insurance balances recoverable	249,652	448,855

Net liabilities relating to defendant asbestos and environmental exposures	$456,677	$398,830

Reconciliation of Asbestos and Environmental Liabilities
The table below provides a consolidated reconciliation of the beginning and ending liability for defendant asbestos and environmental exposures for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Balance as of January 1	$847,685	$203,320	$219,164
Less: Insurance balances recoverable	448,855	135,808	122,326
Plus: Cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible insurance balances (1)	3,167	—	—
Net balance as of January 1	401,997	67,512	96,838
Total net recoveries (paid claims)	153,964	(10,434)	(6,351)
Amounts recorded in other income (expense):
Change in estimate of net ultimate liabilities	(103,166)	(4,263)	(23,221)
Reduction in estimated future expenses	(9,126)	(3,274)	—
Amortization of fair value adjustments	13,008	13,500	246
Total other expense (income)	(99,284)	5,963	(22,975)
Acquired on purchase of subsidiaries	—	335,789	—
Net balance as of December 31	456,677	398,830	67,512
Plus: Insurance balances recoverable (2)	249,652	448,855	135,808
Balance as of December 31	$706,329	$847,685	$203,320
(1) The Company adopted ASU 2016-13 and the related amendments on January 1, 2020. Refer to Note 2 - "Significant Accounting Policies" for further details.
(2) Net of allowance for estimated uncollectible insurance balances.

Reconciliation of Allowance for Estimated Uncollectible Insurance Balances
The table below provides a reconciliation of the beginning and ending allowance for estimated uncollectible insurance balances related to our defendant asbestos liabilities, for the years ended December 31, 2020 and 2019:

	2020	2019
Allowance for estimated uncollectible insurance balances, beginning of year	$3,818	$—
Cumulative effect of change in accounting principle	3,167	—
Current period change in the allowance	(2,161)	3,818
Allowance for estimated uncollectible insurance balances, end of year	$4,824	$3,818